Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2022
Deferred revenue.
Schedule of classification of deferred revenue

	December 31,
	2021	2022
	US$	US$

Deferred revenue, current
Live streaming	58,425	63,303
Others	2,485	22,711
Total current deferred revenue	60,910	86,014

Deferred revenue, non-current
Live streaming	5,931	9,430
Others	491	335
Total non-current deferred revenue	6,422	9,765